Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Net
4.
ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Accounts receivable	2,317,034	2,113,454	306,422
Allowance for credit losses	(177,563)	(185,755)	(26,932)
Total	2,139,471	1,927,699	279,490

The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Beginning balance	33,989	128,199	177,563	25,744
Additions charged to current expected credit loss	104,434	53,294	20,602	2,987
Reversal	(8,751)	—	(12,303)	(1,784)
Write off	(1,473)	(3,930)	(107)	(15)
Ending balance	128,199	177,563	185,755	26,932